Earnings/(Loss) per share	12 Months Ended
Jun. 30, 2025
Profit or loss [abstract]
Earnings/(Loss) per share

Note 27. Earnings/(Loss) per share

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Loss after income tax	(11,099,171)	(16,389,292)	(11,571,240)
Non-controlling interest	83,536	106,181	87,149

Loss after income tax	(11,015,635)	(16,283,111)	(11,484,091)

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 27. Earnings/(Loss) per share (Continued)

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	287,532,079	211,477,929	198,977,884
Adjustments for calculation of diluted earnings per share:

Weighted average number of ordinary shares used in calculating diluted earnings per share	287,532,079	211,477,929	198,977,884

Basic loss per share	(0.04)	(0.08)	(0.06)
Diluted loss per share	(0.04)	(0.08)	(0.06)

As of the June 30, 2025, there were 29,697,866 (2024: 23,578,766, 2023: 33,572,158) outstanding unlisted options that would be included in the diluted calculation as they have an anti-dilutive impact.